13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment
[ ]; Amendment Number: This Amendment:
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WestEnd Advisors LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC  28211

Form 13F File Number: 028-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                   City     State    and Date of Signing:
Robert L. Pharr              Charlotte NC           1/13/2011
--------------------       ------------------    ---------------
Signature                   City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total:     $ 1,504,032,940.05

List of Other Included Managers:  NONE






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                                                           13F Holdings Report
                                                         AS OF DATE: 12/31/2010

                                                                                          INVESTMENT
                 ISSUER         TITLE OF     CUSIP        MKT        SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
                  NAME           CLASS       NUMBER       VAL       PRINC AMT       SOLE(A) SHARED MNGRS   SOLE       SHARED    NONE

AT&T, Inc.                    COMMON STOCK   00206R102  73,682,432.23  2,507,911.24  2,507,911.24  0 ALL 1,873,310.24  0  634,601.00
American Tower Corp.          COMMON STOCK   029912201  72,895,178.92  1,411,603.00  1,411,603.00  0 ALL 1,046,516.00  0  365,087.00
Amgen, Inc.                   COMMON STOCK   031162100  72,209,640.60  1,315,294.00  1,315,294.00  0 ALL   977,775.00  0  337,519.00
Amylin Pharmaeceuticals Inc.  COMMON STOCK   032346108      47,513.30      3,230.00      3,230.00  0 ALL     3,230.00  0        0.00
Autodesk, Inc.                COMMON STOCK   052769106  76,216,907.40  1,995,207.00  1,995,207.00  0 ALL 1,521,053.00  0  474,154.00
Bank of America Corp.         COMMON STOCK   060505104      65,085.86      4,879.00      4,879.00  0 ALL     4,879.00  0        0.00
Bed Bath & Beyond             COMMON STOCK   075896100  78,257,662.15  1,592,221.00  1,592,221.00  0 ALL 1,208,544.00  0  383,677.00
Best Buy Co., Inc.            COMMON STOCK   086516101  57,267,329.18  1,670,088.34  1,670,088.34  0 ALL 1,231,977.34  0  438,111.00
Celgene Corp.                 COMMON STOCK   151020104  72,137,434.36  1,219,774.00  1,219,774.00  0 ALL   897,972.00  0  321,802.00
Cisco Systems, Inc.           COMMON STOCK   17275R102  64,628,437.09  3,194,683.00  3,194,683.00  0 ALL 2,263,177.00  0  931,506.00
Citigroup, Inc.               COMMON STOCK   172967101      79,128.17     16,729.00     16,729.00  0 ALL    16,729.00  0        0.00
Coach, Inc.                   COMMON STOCK   189754104  74,391,950.00  1,345,000.00  1,345,000.00  0 ALL 1,026,250.00  0  318,750.00
Costco Wholesale Corp.        COMMON STOCK   22160K105  78,959,179.86  1,093,466.00  1,093,466.00  0 ALL   835,077.00  0  258,389.00
Ford Mtr Co.                  COMMON STOCK   345370860      89,255.64      5,316.00      5,316.00  0 ALL     5,316.00  0        0.00
Intel Corp.                   COMMON STOCK   458140100  71,321,973.53  3,391,439.54  3,391,439.54  0 ALL 2,541,742.54  0  849,697.00
International Asia ex-Japan
  ETF                         COMMON STOCK   464288182   4,070,668.88     63,903.75     63,903.75  0 ALL    61,520.75  0    2,383.00
Int'l Business Machines       COMMON STOCK   459200101  73,380,293.52    500,002.00    500,002.00  0 ALL   373,411.00  0  126,591.00
Ishares Dow Jones US
  Technology Sector           COMMON STOCK   464287721   3,226,458.42     50,115.85     50,115.85  0 ALL    44,384.85  0    5,731.00
Ishares Dow Jones US Telecom
  Sector                      COMMON STOCK   464287713   1,419,457.11     60,738.43     60,738.43  0 ALL    53,784.43  0    6,954.00
iShares Investment Grade Corp
  Bond Fund                   COMMON STOCK   464287242     542,504.72      5,002.81      5,002.81  0 ALL     4,014.81  0      988.00
IShares Nasdaq Biotechnology  COMMON STOCK   464287556     968,432.82     10,366.44     10,366.44  0 ALL     9,175.44  0    1,191.00
ISHARES TR BARCLYS 1-3YR CR   COMMON STOCK   464288646   1,532,489.49     14,695.91     14,695.91  0 ALL    11,517.91  0    3,178.00
Johnson Controls, Inc.        COMMON STOCK   478366107  74,244,565.00  1,943,575.00  1,943,575.00  0 ALL 1,460,322.00  0  483,253.00
JPMorgan Chase & Co.          COMMON STOCK   46625h100      71,817.06      1,693.00      1,693.00  0 ALL     1,693.00  0        0.00
Lowes Cos. Inc.               COMMON STOCK   548661107  79,161,954.22  3,156,377.76  3,156,377.76  0 ALL 2,424,993.76  0  731,384.00
Nike, Inc. Class B            COMMON STOCK   654106103  72,950,473.82    854,021.00    854,021.00  0 ALL   649,183.00  0  204,838.00
Oracle Corp.                  COMMON STOCK   68389X105  77,544,084.53  2,477,446.79  2,477,446.79  0 ALL 1,876,678.79  0  600,768.00
Qualcomm, Inc.                COMMON STOCK   747525103  74,404,564.12  1,503,426.23  1,503,426.23  0 ALL 1,131,449.23  0  371,977.00
Research In Motion Ltd.       COMMON STOCK   760975102  72,911,296.40  1,254,280.00  1,254,280.00  0 ALL   953,680.00  0  300,600.00
SPDR Barclays Capital High
  Yield Bond ETF              COMMON STOCK   78464A417     478,934.37     12,060.80     12,060.80  0 ALL     9,338.80  0    2,722.00
SPDR Dow Jones Total Market
  ETF                         COMMON STOCK   78464A805     395,398.42      4,182.34      4,182.34  0 ALL     4,182.34  0        0.00
SPDR Tr Unit Ser 1            COMMON STOCK   78462F103   1,987,478.75     15,805.00     15,805.00  0 ALL    15,805.00  0        0.00
Target Corp.                  COMMON STOCK   87612E106  77,919,455.09  1,295,849.91  1,295,849.91  0 ALL   984,989.91  0  310,860.00
UltraShort Lehman 20+ Trsy
  ProShares                   COMMON STOCK   74347R297     148,826.72      4,018.00      4,018.00  0 ALL     4,018.00  0        0.00
Vanguard Consumer
  Discretionary ETF           COMMON STOCK   92204A108   3,299,701.56     54,567.58     54,567.58  0 ALL    48,308.58  0    6,259.00
Vanguard Consumer Staples ETF COMMON STOCK   92204A207     450,976.41      6,144.93      6,144.93  0 ALL     5,433.93  0      711.00
VANGUARD INDEX FDS EXTEND MKT
  ETF                         COMMON STOCK   922908652   4,371,105.70     80,336.44     80,336.44  0 ALL    77,318.44  0    3,018.00
Vanguard Intl Equity Index
  All World Ex US             COMMON STOCK   922042775   8,197,742.05    171,752.40    171,752.40  0 ALL   165,350.40  0    6,402.00
Verizon Comm., Inc.           COMMON STOCK   92343v104  78,025,911.14  2,180,713.00  2,180,713.00  0 ALL 1,617,129.00  0  535,592.00
Wells Fargo & Co New          COMMON STOCK   949746101      79,241.43      2,557.00      2,557.00  0 ALL     2,557.00  0        0.00

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